Financial instruments and risk management - Company's risk exposures and their impact on the financial instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Cash	$ 3,447,665	$ 10,434,196	$ 14,869,861	$ 14,869,861	$ 134,516